Condensed financial statements of the parent company only - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and demand deposits with banks - Non-interest bearing	$ 124,182	$ 89,381
Demand deposits with banks - Interest bearing	487,588	340,256
Cash equivalents - Interest bearing	1,442,113	1,105,501
Cash due from banks	2,053,883	1,535,138
Securities purchased under agreement to resell	27,341	178,769
Short-term investments	52,336	249,984
Investment in securities
Trading	6,495	6,824
Available-for-sale	2,182,749	3,317,440
Held-to-maturity (fair value: $1,076,979 (2017: $695,758))	2,066,120	1,381,955
Total investment in securities	4,255,364	4,706,219
Loans to third parties, net of allowance for credit losses	4,043,889	3,776,862
Accrued interest	20,870	24,915
Other assets, including premises, equipment and computer software, equity method investments, receivables from subsidiaries and other real estate owned	66,687	58,739
Total assets	10,773,178	10,779,237
Customer deposits
Non-interest bearing	2,119,596	2,480,168
Interest bearing	5,357,312	5,341,632
Total deposits	9,452,241	9,536,458
Employee benefit plans	117,203	128,798
Accrued interest	5,072	2,376
Pending payable for investments purchased	0	51,913
Other liabilities, including payables to subsidiaries	172,997	119,811
Total other liabilities	295,272	302,898
Long-term debt	143,322	117,000
Total liabilities	9,890,835	9,956,356
Shareholders' equity
Total shareholders’ equity	882,343	822,881	$ 710,742
Total liabilities and shareholders’ equity	10,773,178	10,779,237
Held-to-maturity, fair value	2,036,214	1,377,354
Banks
Customer deposits
Non-interest bearing	8,100	442
Interest bearing	18,965	7,704
Total deposits	33,822	12,466
Customers
Customer deposits
Non-interest bearing	2,111,496	2,479,726
Interest bearing	5,338,347	5,333,928
Total deposits	9,418,419	9,523,992
Bank of N.T. Butterfield & Son Ltd
Assets
Cash and demand deposits with banks - Non-interest bearing	21,677	23,774
Demand deposits with banks - Interest bearing	316,872	192,099
Cash equivalents - Interest bearing	364,714	389,120
Cash due from banks	703,263	604,993
Securities purchased under agreement to resell	27,341	178,769
Short-term investments	13,736	109,322
Investment in securities
Trading	6,495	6,824
Available-for-sale	1,345,408	2,234,979
Held-to-maturity (fair value: $1,076,979 (2017: $695,758))	1,088,564	697,531
Total investment in securities	2,440,467	2,939,334
Loans to third parties, net of allowance for credit losses	1,949,701	1,960,103
Accrued interest	12,824	12,149
Other assets, including premises, equipment and computer software, equity method investments, receivables from subsidiaries and other real estate owned	203,599	203,518
Total assets	5,859,127	6,455,657
Customer deposits
Total deposits	4,649,703	5,265,075
Employee benefit plans	117,203	127,687
Accrued interest	2,908	1,171
Pending payable for investments purchased	0	51,913
Other liabilities, including payables to subsidiaries	63,648	69,930
Total other liabilities	183,759	250,701
Long-term debt	143,322	117,000
Total liabilities	4,976,784	5,632,776
Shareholders' equity
Total shareholders’ equity	882,343	822,881
Total liabilities and shareholders’ equity	5,859,127	6,455,657
Held-to-maturity, fair value	1,076,979	695,758
Bank of N.T. Butterfield & Son Ltd | Banks
Investment in securities
Net assets of subsidiaries	415,227	373,576
Loans to subsidiaries	12,754	13,517
Customer deposits
Total deposits	154,101	12,252
Bank of N.T. Butterfield & Son Ltd | Customers
Investment in securities
Net assets of subsidiaries	24,195	2,543
Loans to subsidiaries	56,020	57,833
Customer deposits
Non-interest bearing	1,378,539	1,840,201
Interest bearing	3,117,063	3,412,622
Total deposits	$ 4,495,602	$ 5,252,823